Intangible Assets, Net	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

NOTE 6 — INTANGIBLE ASSETS, NET

Intangible assets, stated at cost less accumulated amortization, consisted of the following

	December 31, 2023	December 31, 2024
	RMB	RMB
Software and technology	1,509,432	1,509,433
Less: accumulated amortization	(251,572)	(553,459)
	1,257,860	955,974

For the year ended December 31, 2022 and 2023, the software and technology would not support newly purchased educational contents, and the Company assessed no future cash flow would be generated from the software and technology. For the year ended December 31, 2022 and 2023, impairment of RMB1,425,226 and RMB 4,641,741was provided against software and technology, respectively. The Company did not accrued impairment against software and technology for the year ended December 31, 2024.

Amortization expense was RMB 5,047,982, RMB 2,074,929 and RMB 301,885 for the years ended December 31, 2022, 2023 and 2024, respectively. Estimated amortization expense relating to the intangible assets for each of the next five years is as follows:

Year ending December 31,	RMB
2025	301,887
2026	301,887
2027	301,887
2028	50,313
Total expected amortization expense	955,974